Operating expenses (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Expenses [Abstract]
Schedule of operating expenses	Note 6: Operating expenses

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m	Half-year to 31 Dec 2023 £m

Staff costs:
Salaries and social security costs	1,914	1,695	1,956
Pensions and other post-retirement benefit schemes (note 7)	276	153	202
Restructuring and other staff costs	214	185	302
	2,404	2,033	2,460
Premises and equipment costs[1]	196	179	270
Depreciation and amortisation	1,705	1,333	1,572
UK bank levy	–	–	150
Regulatory and legal provisions (note 16)	95	70	605
Other	1,365	1,448	1,272
Operating expenses before adjustment for:	5,765	5,063	6,329
Amounts attributable to the acquisition of insurance and participating investment contracts	(88)	(82)	(101)
Amounts reported within insurance service expenses	(225)	(207)	(179)
Total operating expenses	5,452	4,774	6,049
[1]Net of profits on disposal of operating lease assets of £37 million (half-year to 30 June 2023: £67 million; half-year to 31 December
2023: £26 million).